Significant acquisition and equity transactions	12 Months Ended
Dec. 31, 2015
Significant acquisition and equity transactions
Significant acquisition and equity transactions

3. Significant acquisition and equity transactions

(a) Acquisition of Lefeng.com

        On February 14, 2014, the Group acquired a 75% equity interest of Lefeng.com from Ovation. Lefeng.com owns and operates the online retail business conducted through lefeng.com, an online retail website specialized in selling cosmetics and fashion products in China. The total consideration paid by the Group for the acquisition was approximately US$112,500 (approximately RMB687,233) in cash. The acquisition cost amounted to RMB 3,100 was recorded in general and administrative expenses when it incurred. The main purpose of the acquisition is to enlarge the Group's share of the cosmetics market, and in the meantime to attract more customers by expanding categories.

        The acquisition had been accounted for as a business combination and the results of operations of Lefeng.com from the acquisition date have been included in the Group's consolidated financial statements. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, based on an independent valuation report and management's experiences with similar assets and liabilities. The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	RMB	Weighted average amortization period at the acquisition date (in years)
Working capital, net	(14,501)
Liabilities assumed	(122,000)
Net tangible assets acquired	40,296
Intangible assets	1,248,024
Including: Customer Relationships	295,610	5
Trademarks	882,287	5
Non-compete agreement	70,127	3
Goodwill	60,000
Deferred tax liabilities	(295,634)
Noncontrolling interest	(228,952)
Total consideration	687,233

        Goodwill primarily represents the expected synergies from combining with the operations of the Group. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill is not expected to be deductible for tax purposes.

        The amounts of revenue and net losses of Lefeng.com (which excluded the amortization of intangible assets identified during the acquisition) from the acquisition date to December 31, 2014 included in the Company's consolidated statement of income and comprehensive income are RMB 732,950 and RMB 200,759 respectively.

        The pro forma revenues and earnings of the combined entity, as though the acquisition date of Lefeng.com occurred as of the beginning of 2014, have not been disclosed because it is impracticable for the Company to do so.

(b) Acquisitions in 2015

        The Group completed several acquisitions during 2015 by acquiring over 50% of the net assets of the following companies in cash. These acquisitions have been accounted for using the acquisition method for business combinations. These acquisitions are not material individually or in aggregate to the Group's consolidated financial statements. The acquisition cost was recorded in general and administrative expenses when it incurred and it was not material in aggregate.

        The Group made series of investments into Zhengzhou Andaxin Transportation Co., Ltd. ("Zhengzhou Andaxin") which is a PRC registered company that provides logistic services in 2015, and held 90% equity interest of Zhengzhou Andaxin as of December 31, 2015 with total consideration of RMB25,251. The financial results of Zhengzhou Andaxin are immaterial to the Group's net assets and results of operations. The acquisition was accounted for as a purchase and the results of Zhengzhou Andaxin are included in the Group's consolidated results from the acquisition date. The Group recorded RMB17,807 in goodwill related to the acquisition. No additional intangible asset was identified during this acquisition.

        The Group made series of investments with total consideration of RMB6,058 into Beijing Explink Information Technology Co., Ltd. ("Explink") which is a PRC registered company that provides information system and software products during 2014 and 2015, and held 68.93% equity interest of Explink as of December 31, 2015. The fair value of 37.5% equity interests in Explink previously held by the Group in 2014 was remeasured to RMB2,813, resulted in a gain from step acquisition of RMB2,315 on the acquisition date. The financial results of Explink are immaterial to the Group's net assets and results of operations. The acquisition was accounted for as a purchase and the results of Explink are included in the Group's consolidated results from the acquisition date. The Group recorded RMB11,057 in goodwill and RMB3,108 in intangible assets related to the acquisition, consisting of RMB3,108 of developed technologies with estimated weighted average useful lives of 5 years.

        During the year ended December 31, 2015, the Group acquired equity interests of certain logistic companies and an other service entity with voting right over than 50%. The acquisitions are not individually and in aggregate significant to the Group's net assets and results of operations. These acquisitions have an aggregate purchase price of RMB47,516. The acquisitions were accounted for under purchase accounting and the results of these logistic companies are included in the Group's consolidated results from the acquisition dates. The Group recorded RMB19,917 in goodwill related to the acquisitions of these logistic companies. No additional intangible asset was identified during these acquisitions.

        Based on the assessment of the acquired companies' financial performance made by the Group, acquired companies including its subsidiary during 2015 are not considered material to the consolidated results of operations both individually and in aggregate. Thus pro forma results of operations for these acquisitions in 2015 as well as the results of operations since the date of acquisitions to the period end have not been presented. None of the goodwill recognized during the acquisitions is expected to be deductible for income tax purposes.

(c) Investment in affiliates

        On February 21, 2014, the Group acquired a 23% equity interest in Ovation for a total consideration of approximately US$55,777 (approximately RMB 339,303) pursuant to a share purchase and subscription agreement with Ovation and certain of its existing shareholders. The Group has significant influence on Ovation and thus applied the equity method of accounting (refer to note 10 for details).